Reconciliation of net cash flow from operating activities	6 Months Ended
Sep. 30, 2024
Reconciliation of net cash flow from operating activities
Reconciliation of net cash flow from operating activities

9   Reconciliation of net cash flow from operating activities

	Six months ended 30 September
		Re-presented[1]
	2024	2023
	€m	€m
Profit for the financial period	1,205	84
Investment income	(566)	(368)
Financing costs	843	1,395
Income tax expense	900	746
Operating profit	2,382	1,857
Adjustments for:
Share-based payments and other non-cash charges	68	54
Depreciation and amortisation	5,238	5,117
(Gain)/loss on disposal of property, plant and equipment and intangible assets	(1)	17
Share of results of equity accounted associates and joint ventures	40	51
Impairment reversal	—	(64)
Other (income)/expense	(533)	67
Increase in inventory	(107)	(64)
Increase in trade and other receivables	(1,356)	(1,154)
Decrease in trade and other payables	(784)	(1,151)
Cash generated by operations	4,947	4,730
Taxation	(393)	(472)
Cashflows from discontinued operations	1,090	1,286
Net cash flow from operating activities	5,644	5,544

Note:

1.	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.